Summary of Significant Accounting Policies - Summary of Finite-lived intangible assets (Detail) - Weighted Average [Member] - Bio Ventus LLC	12 Months Ended
Dec. 31, 2020
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	17 years 3 months 18 days
Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years 8 months 12 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years 3 months 18 days